Fair Value Measurements (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets:
Fixed maturities, Available for sale, Fair Value		$ 25,486	$ 23,101
Fixed maturities, Trading, Fair Value		114	127
Equity securities, Available for sale, Fair Value		486	386
Variable annuity assets (separate accounts)	[1]	608	662
Equity options — fixed indexed annuities		241	322
Total assets accounted for at fair value		26,937	24,598
Liabilities:
Total liabilities accounted for at fair value		1,377	1,173
Annuity benefits accumulated [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		1,369	1,160
Other liabilities [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		8	13
U.S. Government and government agencies [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		60	64
States, municipalities and political subdivisions [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		3,966	3,651
Foreign government [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		13	13
Residential Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		2,584	3,205
Commercial Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		1,974	2,114
Asset-backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		3,492	2,788
All other corporate [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		13,397	11,266
Fixed maturities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		25,486	23,101
Fixed maturities, Trading, Fair Value		114	127
Equity securities [Member]
Assets:
Equity securities, Available for sale, Fair Value		486	386
Other assets [Member]
Assets:
Other assets — derivatives		2
Level 1 [Member]
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Equity options — fixed indexed annuities		0	0
Total assets accounted for at fair value		398	311
Liabilities:
Total liabilities accounted for at fair value		0	0
Level 1 [Member] | Annuity benefits accumulated [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 [Member] | Other liabilities [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 [Member] | U.S. Government and government agencies [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		10	11
Level 1 [Member] | States, municipalities and political subdivisions [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 [Member] | Foreign government [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 [Member] | Asset-backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 [Member] | All other corporate [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		16	11
Level 1 [Member] | Fixed maturities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		26	22
Fixed maturities, Trading, Fair Value		0	0
Level 1 [Member] | Equity securities [Member]
Assets:
Equity securities, Available for sale, Fair Value		372	289
Level 1 [Member] | Other assets [Member]
Assets:
Other assets — derivatives		0
Level 2 [Member]
Assets:
Variable annuity assets (separate accounts)	[1]	608	662
Equity options — fixed indexed annuities		241	322
Total assets accounted for at fair value		25,276	23,270
Liabilities:
Total liabilities accounted for at fair value		8	13
Level 2 [Member] | Annuity benefits accumulated [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 2 [Member] | Other liabilities [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		8	13
Level 2 [Member] | U.S. Government and government agencies [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		35	38
Level 2 [Member] | States, municipalities and political subdivisions [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		3,934	3,627
Level 2 [Member] | Foreign government [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		13	13
Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		2,400	2,970
Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		1,938	2,077
Level 2 [Member] | Asset-backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		3,159	2,613
Level 2 [Member] | All other corporate [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		12,801	10,771
Level 2 [Member] | Fixed maturities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		24,280	22,109
Fixed maturities, Trading, Fair Value		114	127
Level 2 [Member] | Equity securities [Member]
Assets:
Equity securities, Available for sale, Fair Value		31	50
Level 2 [Member] | Other assets [Member]
Assets:
Other assets — derivatives		2
Level 3 [Member]
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Equity options — fixed indexed annuities		0	0
Total assets accounted for at fair value		1,263	1,017
Liabilities:
Total liabilities accounted for at fair value		1,369	1,160
Level 3 [Member] | Annuity benefits accumulated [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		1,369	1,160
Level 3 [Member] | Other liabilities [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 3 [Member] | U.S. Government and government agencies [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		15	15
Level 3 [Member] | States, municipalities and political subdivisions [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		32	24
Level 3 [Member] | Foreign government [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		184	235
Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		36	37
Level 3 [Member] | Asset-backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		333	175
Level 3 [Member] | All other corporate [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		580	484
Level 3 [Member] | Fixed maturities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		1,180	970
Fixed maturities, Trading, Fair Value		0	0
Level 3 [Member] | Equity securities [Member]
Assets:
Equity securities, Available for sale, Fair Value		83	$ 47
Level 3 [Member] | Other assets [Member]
Assets:
Other assets — derivatives		$ 0

[1]	Variable annuity liabilities equal the fair value of variable annuity assets.